Annual Total Returns	12 Months Ended
Dec. 31, 2024
CYBER HORNET S&P 500® And Bitcoin 75/25 Strategy ETF | CYBER HORNET S&P 500® And Bitcoin 75/25 Strategy ETF Class
Prospectus [Line Items]
Annual Return [Percent]	39.02%